Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, plant and equipment
The composition and movements in 2024 and 2023 of the items comprising net "Property, plant and equipment" were as follows:

2024
Millions of euros	Balance at 12/31/2023	First applica-tion of IAS 21	Addi-tions(1)	Depre-ciation	Dispo-sals	Impair-ments	Transfers and others	Transla-tion differences	Inflation adjust-ments	Business combina-tions	Balance at 12/31/2024
Land and buildings	2,516	15	22	(209)	(21)	(175)	116	(119)	166	15	2,326
Plant and machinery	17,947	23	1,041	(3,680)	(13)	(642)	2,263	(1,071)	583	70	16,521
Furniture, tools and other items	618	3	81	(213)	(2)	(24)	146	(40)	46	(10)	605
PP&E in progress	1,863	61	2,479	—	(12)	(5)	(2,421)	(108)	117	13	1,987
Total PP&E	22,944	102	3,623	(4,102)	(48)	(846)	104	(1,338)	912	88	21,439
(1) Total additions of property, plant and equipment in 2024 amounted to 3,676 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).

2023
Millions of euros	Balance at 12/31/2022	Additions(1)	Depre-ciation	Disposals	Impair-ments	Transfers and others	Transla-tion differences	Inflation adjust-ments	Balance at 12/31/2023
Land and buildings	2,641	21	(206)	(21)	—	145	(188)	124	2,516
Plant and machinery	18,165	1,123	(3,650)	(14)	—	2,399	(525)	449	17,947
Furniture, tools and other items	576	136	(199)	4	—	112	(43)	32	618
PP&E in progress	2,332	2,420	—	(38)	(3)	(2,826)	(110)	88	1,863
Total PP&E	23,714	3,700	(4,055)	(69)	(3)	(170)	(866)	693	22,944
(1) Total additions of property, plant and equipment in 2023 amounted to 3,741 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).
Telefónica Spain's investments in property plant and equipment in 2024 and 2023 amounted to 1,052 and 1,092 million euros, respectively, focused on continuing the deployment of the fiber optic network. In mobile deployment, the development of the 5G network continues.
Telefónica Germany's investments in property, plant and equipment in 2024 and 2023 amounted to 706 and 747 million euros, respectively. Most of the investment has been allocated to expanding the footprint and capacity of the 5G network, as well as strengthening the capacity of the 4G network.
Telefónica Brazil's investments in property, plant and equipment in 2024 and 2023 amounted to 1,085 and 1,130 million euros, respectively. The investment has been mainly allocated to the expansion of the 5G mobile network, to ensure the quality of the 4G mobile network and expand the customer base and network in the fixed fiber business.
Telefónica Hispam's investments in property, plant and equipment in 2024 and 2023 amounted to 676 and 586 million euros, respectively. Investment remains focused on improving mobile networks through coverage expansions, capacity reinforcement and 5G deployment in Argentina, Colombia, Uruguay and Chile.
"Additions" in 2024 includes government grants relating to property, plant and equipment amounting to 199 million euros (60 million euros in 2023), which are presented as a reduction of the book value of the related assets.
In 2024, an impairment of land and buildings, plant and machinery and furniture, tools and other items corresponding to Telefónica Argentina was recorded, amounting to 175, 642 and 21 million euros, respectively, with a counterpart entry in Other expenses (see Note 26). Property, plant and equipment of Telefónica Argentina as of December 31, 2024 amounting to 734 million euros (889 million euros as of December 31, 2023).
"Business combinations" in 2024 includes Property, plant and equipment corresponding to the joint operation formed by Colombia Telecomunicaciones S.A. ESP BIC and Colombia Móvil S.A. ESP, amounting to 88 million euros (see Note 5).
"Transfers and others" in 2024 includes 118 million euros corresponding to the fiber assets of Telefónica del Perú, which at December 31, 2023 were classified as non-current assets held for sale and at December 31, 2024 have been classified as tangible fixed assets, following the redefinition of the agreement (see note 30).
"Transfers and others" in 2023 included the reclassifications of fiber optic assets in Peru amounting to 163 million euros to "Non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
The effect of translation into euros of property, plant and equipment of the Group's companies in Argentina and Venezuela and the effect of the inflation adjustments (see Note 3.a), are shown in the columns "Translation differences" and "Inflation adjustments", respectively.
Telefónica Group companies purchased insurance policies to reasonably cover the possible risks to which their property, plant and equipment used in operations are subject, with suitable limits and coverage. Additionally, as part of its commercial activities and network deployment, the Group maintains several property acquisition commitments. The timing of scheduled payments in this regard is disclosed in Note 26.
The cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2024 and 2023 were as follows:

Balance at December 31, 2024
Millions of euros	Cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	9,424	(6,827)	(271)	2,326
Plant and machinery	90,265	(72,614)	(1,130)	16,521
Furniture, tools and other items	5,334	(4,689)	(40)	605
PP&E in progress	2,005	—	(18)	1,987
Total PP&E	107,028	(84,130)	(1,459)	21,439

Balance at December 31, 2023
Millions of euros	Cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,689	(6,116)	(57)	2,516
Plant and machinery	88,224	(70,001)	(276)	17,947
Furniture, tools and other items	5,190	(4,558)	(14)	618
PP&E in progress	1,877	—	(14)	1,863
Total PP&E	103,980	(80,675)	(361)	22,944